Receivables (Summary of Receivables) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Less allowance for expected credit losses of receivables from customers	$ 197	$ 167
Receivables from customers	5,080	4,635
Rebates	250	239
Income taxes (Note 8)	135	245
Other receivables	210	271
Receivables	$ 5,675	$ 5,390
Maximum percentage of qualified customer loans covered for bad debts Indemnification agreement	5.00%	5.00%
Outstanding customer credit with financial institution	$ 425
Risk of Default Very Low [Member]
Trade and other current receivables [abstract]
Default risk of current trade and other receivables	2,797	$ 2,531
Risk of Default Low [Member]
Trade and other current receivables [abstract]
Default risk of current trade and other receivables	366	406
Third parties financed by Nutrien Financial [Member]
Trade and other current receivables [abstract]
Receivables From Customers	3,163	2,937
Canpotex [Member] | Potash Segment [Member]
Trade and other current receivables [abstract]
Receivables Due from Related Parties	279	122
Third Parties Potash Nitrogen Phosphate [Member] | Potash Nitrogen Phosphate Segment [Member]
Trade and other current receivables [abstract]
Receivables From Customers	649	532
Third Parties - Retail [Member]
Trade and other current receivables [abstract]
Receivables From Customers	$ 1,186	$ 1,211